Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Detailed Information About In Lease Liabilities Included In Consolidated Balance Sheet

Total lease liabilities included in the Consolidated Balance Sheets are as follows:

	Year ended December 31
	2025	2024
Balance, beginning of year	$6.6	$8.0
Additions	14.6	-
Accretion charges	0.4	0.6
Lease payments	(2.1)	(2.0)
Balance, end of year	$19.5	$6.6

Current portion	$3.3	$2.1
Non-current portion	$16.2	$4.5

Detailed information About In Maturity Lease Payments

The following table sets out a maturity analysis of lease payments, disclosing the undiscounted balance after December 31, 2025.

	2026	2027	2028	2029	2030	Thereafter	Total
Vehicle	$1.1	$0.6	$0.1	$-	$-	$-	$1.8
Office	0.7	0.8	0.5	-	-	-	2.0
Surface	-	-	-	-	-	1.1	1.1
Facilities	1.5	1.5	1.5	1.5	1.5	17.4	24.9
Total	$3.3	$2.9	$2.1	$1.5	$1.5	$18.5	$29.8